UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05037

Professionally Managed Portfolios-The Perkins Opportunity Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way
Glendora CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5344

Date of fiscal year end:  March 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget
(OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.




Company Name					Meeting Date	Cusip		Ticker
Danka Business Systems PLC			11/9/2005	236277-10-9	DANKY

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	To Re-Elect David J. Downes
		as a Director			Issuer
For	For	To Re-Elect Kevin C. Daly
		as a Director			Issuer
For	For	To Re-Elect W. Andrew McKenna
		as a Director			Issuer
For	For	To Re-Elect Christopher B.
		Harned as a Director		Issuer
For	For	To Re-appoint the Auditors and
		authorize the Board of Directors,
		or a duly appointed Committee
		thereof, to fix their
		remuneration			Issuer
For	For	To authorize the Board of
		Directors to allot equity
		securities			Issuer
For	For	To empower the Board of
		Directors to allot equity
		securities, subject to certain
		limitations, without providing
		certain pre-emptive rights.	Issuer
For	For	To approve the Directors'
		remuneration report for the year
		ended 31st March, 2005.		Issuer

Company Name					Meeting Date	Cusip		Ticker
M-Systems Flash Disk Pioneer			12/22/2005	M70712C-10-0	FLSH

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	Reappointment of Kost Forer
		Gabbay & Kasierer to audit the
		consolidated financial
		statements of the Company and
		its subsidiaries for fiscal
		year 2005 and to serve as the
		Company's independent auditors
		until the next Annual General
		Meeting.			Issuer
Abstain	No Rec	Approval of compensation and the
	ommen	grant of stock options to Mr.
	dation	Dov Morgan, the Company's
		Chairman of the Board, President
		and Chief Executive Officer.	Issuer
Abstain	No Rec	Approval of compensation and the
	ommen	grant of stock options to Mr.
	dation	Aryeh Mergi, the Executive Vice
		President of Business
		Development and a Director.	Issuer
Abstain	No Rec	Approval of compensation and
	ommen	the grant of stock options to
	dation	Ms. Dana Gross, the Chief
		Marketing Officer and a
		Director.			Issuer
Abstain	No Rec	Approval of compensation and
	ommen	the grant of stock options to
	dation	Dr. Hans Wagner, a Non-Employee
		Director.			Issuer
Abstain	No Rec	Approval of compensation and
	ommen	the grant of stock options to
	dation	Mr. Yossi Ben Shalom, a
		Non-Employee Director and
		Chairman of the Audit
		Committee.			Issuer
Abstain	No Rec	Approval of compensation and the
	ommen	grant of stock options to Ms.
	dation	Zehava Simon, as an initial
		grant to a new-appointed
		Non-Employee Director.		Issuer
Abstain	No Rec	Approval of compensation and the
	ommen	grant of stock options to Messrs.
	dation	Yair Shoham and Itsik Onfus,
		each an External Director.	Issuer
Abstain	No Rec	Approval of compensation and the
	ommen	grant of stock options to:
	dation	As of April 19, 2005, the
		payment to each of the
		Directors, other than the
		Chairman of the Board.		Issuer
Abstain	No Rec	Approval of compensation and the
	ommen	grant of stock options to:
	dation	In order to enable External
		Directors, to benefit from the
		options granted to them prior
		to the termination of their
		service.			Issuer
Abstain	No Rec	Approval of compensation and the
	ommen	grant of stock options to Mr.
	dation	Yuval Neeman, as an initial
		grant to a new-appointed
		Non-Employee Director.		Issuer
For	For	Amendment to Article 50
		specifying the method of
		approving dividends.		Issuer
For	For	Amendment to Article 63
		specifying the maximum term of
		appointment of auditors.	Issuer
For	For	Amendment to Article 65
		replacing the provisions
		governing insurance, indemnity
		and exculpation of Directors.	Issuer
For	For	Approval of the Amendment of
		the current indemnification
		agreements between the Company
		and its Directors and Officers.	Issuer
For	For	Approval of the replacement of
		the Company's current Directors'
		and Officers'insurance policy.	Issuer

Company Name					Meeting Date	Cusip		Ticker
G&K Services, Inc.				11/10/2005	361268-10-5	GKSRA

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Proposal to adopt the Amended
		and Restated 1996 Directors'
		Stock Incentive Plan.		Issuer
For	For	Proposal to ratify the
		appointment of Ernst & Young
		LLP, independent registered
		public accounting firm, as
		independent auditors of the
		Company for fiscal 2006.	Issuer

Company Name					Meeting Date	Cusip		Ticker
Empire Resorts, Inc.				8/17/2005	292052-10-7	NYNY

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	To approve the adoption of the
		Company's 2005 Equity Incentive
		Plan.				Issuer

Company Name					Meeting Date	Cusip		Ticker
Possis Medical, Inc.				12/7/2005	737407-10-6	POSS

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	Proposal to ratify selection of
		Deloitte & Touche LLP as our
		independent auditors.		Issuer

Company Name					Meeting Date	Cusip		Ticker
Possis Medical, Inc.				12/7/2005	737407-10-6	POSS

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	Proposal to ratify selection of
		Deloitte & Touche LLP as our
		independent auditors.		Issuer

Company Name					Meeting Date	Cusip		Ticker
Regis Corporation				9/22/2005	758932-10-7	RGS

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	Director 1			Issuer
For	For	Director 2			Issuer
For	For	Director 3			Issuer
For	For	Director 4			Issuer
For	For	Director 5			Issuer
For	For	Director 6			Issuer
For	For	Director 7			Issuer
For	For	To ratify the appointment of
		PricewaterhouseCoopers LLP as
		the Company's independent
		registered public accounting
		firm.				Issuer
For	For	To amend the Company's 1991
		Contributory Stock Purchase
		Plan to increase the amount
		the Company may contribute
		to the Plan from $5,000,000
		to $10,000,000.			Issuer

Company Name					Meeting Date	Cusip		Ticker
School Specialty, Inc.				8/23/2005	807863-10-5	SCHS

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	To approve the Agreement and
		Plan of Merger, dated as of May
		31, 2005, by and among LBW
		Holdings, Inc., LBW Acquisition,
		Inc., and School Specialty,
		Inc., which provides for the
		merger of LBW Acquisition, Inc.,
		with and into School Specialty,
		Inc., with S			Issuer
For	For	To adjourn the Special Meeting
		if necessary or appropriate to
		permit further solicitation of
		proxies if there are not
		sufficient votes at the Special
		Meeting to approve the Agreement
		and Plan of Merger referred to
		in Item 1.			Issuer

Company Name					Meeting Date	Cusip		Ticker
School Specialty, Inc.				9/12/2005	807863-10-5	SCHS

Vote	MRV	Proposal			Proposed By Issuer or Security Holder
For	For	To approve the Agreement and
		Plan of Merger, dated as of May
		31, 2005, by and among LBW
		Holdings, Inc., LBW Acquisition,
		Inc., and School Specialty, Inc.,
		which provides for the merger
		of LBW Acquisition, Inc., with
		and into School Specialty, Inc.,
		with S				Issuer
For	For	To adjourn the Special Meeting
		if necessary or appropriate to
		permit further solicitation of
		proxies if there are not
		sufficient votes at the Special
		Meeting to approve the Agreement
		and Plan of Merger referred to
		in Item 1.			Issuer


SIGNATURES




Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios


By (Signature and Title)* /s/ Robert M. Slotky, President



Date:  August 15, 2006

* Print the name and title of each signing officer under his or her signature.